INCOME TAXES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		26.50%	26.50%	25.00%
Net operating losses carried forward		$ 30,144	$ 35,611
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		142,805	142,191
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		26,457	26,254
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		224	0	$ 17
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0	198
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage		16.00%
Effective Income Tax Rate Reconciliation Withholding Tax Rate, Percentage		25.00%
Tax Adjustments, Settlements, and Unusual Provisions		$ 10,988	10,074	$ 8,926
Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%
Minimum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Formula [Member]
Net operating losses carried forward		76,510	66,820
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		169,262	168,445
Matrix [Member]
Net operating losses carried forward		40,720	$ 33,920
Magic [Member]
Unrecognized Tax Benefits, Increase Resulting from Consolidation		198
Unrecognized Tax Benefits, Decrease Resulting from Deconsolidation		58
Magic [Member] | Israeli Subsidiaries [Member]
Net operating losses carried forward		19,012
Sapiens [Member]
Net operating losses carried forward		29,050
Unrecognized Tax Benefits, Decrease Resulting from Deconsolidation		$ 705
Sapiens’ Israeli Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%
Income Tax Holiday, Termination Date		16
Income Tax Holiday, Aggregate Dollar Amount		$ 1,100
Accrued Income Taxes		1,000
Non-Israeli Subsidiaries [Member]
Undistributed Earnings of Foreign Subsidiaries		8,486
Non-Israeli Subsidiaries And Foreign Affliates [Member]
Undistributed Earnings of Foreign Subsidiaries		32,605
Insync [Member]
Operating Loss Carryforwards		$ 310